Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Estimated Future Amortization Expense for Intangible Assets [Abstract]
2024 (remaining three months)	$ 584
2025	2,101
2026	1,997
2027	1,918
2028	1,873
Thereafter	10,097
Total	$ 18,570	$ 5,287